[Letterhead]
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406


VIA EDGAR

May 3, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  The Stratton Funds, Inc.
     File No. 33-57166 and 811-7434

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectuses and Statements of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 17 under the Securities Act of 1933 and Post- Effective
Amendment No. 19 under the Investment Company Act of 1940.
These amendments were filed pursuant to Rule 485 (b) and transmitted electronically on April 26, 2005.

Please contact the undersigned at (610) 382-8754 with any questions you may have.

Sincerely,

/s/ Vincenzo A. Scarduzio
Vincenzo A. Scarduzio
Senior Regulatory Administrator


cc:  M. Whalen (Stratton Management)